UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	77,155	$10,358,059
Curtiss-Wright Corp.	6,776	357,570
Moog, Inc. (Class A Stock)*	26,337	1,808,562
Teledyne Technologies, Inc.*	23,416	2,171,366
Triumph Group, Inc.	12,503	924,472

		15,620,029

Airlines — 1.0%
Allegiant Travel Co.*	5,875	650,363
Spirit Airlines, Inc.*	72,726	3,335,942
United Continental Holdings, Inc.*	193,744	7,604,452

		11,590,757

Auto Components — 1.1%
Lear Corp.	109,423	9,072,261
Tenneco, Inc.*	35,410	2,032,534
TRW Automotive Holdings Corp.*	21,150	1,641,240

		12,746,035

Automobiles — 0.3%
General Motors Co.*	98,301	3,807,198

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	65,455	8,149,148
Biogen Idec, Inc.*	47,888	13,933,971
BioMarin Pharmaceutical, Inc.*	151,952	10,694,382
Celgene Corp.*	36,656	5,929,841
Exact Sciences Corp.*(a)	99,416	1,220,828
Gilead Sciences, Inc.*(a)	175,911	13,159,902
KYTHERA Biopharmaceuticals, Inc.*(a)	33,479	1,305,011
United Therapeutics Corp.*(a)	15,331	1,415,205

		55,808,288

Building Products — 0.1%
Smith (A.O.) Corp.	13,617	737,361

Capital Markets — 3.8%
Artisan Partners Asset Management, Inc. (Class A Stock)	10,912	673,489
Eaton Vance Corp.	92,743	3,877,585
Evercore Partners, Inc. (Class A Stock)	63,601	3,488,515
Goldman Sachs Group, Inc. (The)	108,163	18,273,057
Morgan Stanley	321,960	10,077,348
Piper Jaffray Cos.*	42,477	1,614,976
Waddell & Reed Financial, Inc. (Class A Stock)	95,901	6,111,771

		44,116,741

Chemicals — 1.3%
Albemarle Corp.	7,372	506,530
Balchem Corp.	21,571	1,275,925
Monsanto Co.	111,577	12,645,021

		14,427,476

Commercial Banks — 4.4%
Bank of Hawaii Corp.	29,458	1,742,441
BankUnited, Inc.	35,804	1,155,753
BOK Financial Corp.	59,812	3,786,100
East West Bancorp, Inc.	155,771	5,339,830
First Republic Bank	139,768	7,142,145

Fulton Financial Corp.	102,278	1,336,773
Home BancShares, Inc.	13,957	504,685
PNC Financial Services Group, Inc. (The)	102,425	7,881,604
PrivateBancorp, Inc.	13,903	385,530
Prosperity Bancshares, Inc.	32,091	2,057,996
Signature Bank*	6,376	677,450
Susquehanna Bancshares, Inc.	74,606	939,290
Texas Capital Bancshares, Inc.*	12,069	677,916
Webster Financial Corp.	29,947	882,838
Wells Fargo & Co.	238,981	10,519,944
Wintrust Financial Corp.(a)	107,481	4,875,338
Zions Bancorporation	28,576	838,134

		50,743,767

Commercial Services & Supplies — 0.6%
Knoll, Inc.	25,613	454,631
Mobile Mini, Inc.*	69,774	2,818,870
Waste Connections, Inc.	20,533	902,220
West Corp.	111,999	2,579,337

		6,755,058

Communications Equipment — 0.7%
Ciena Corp.*(a)	65,841	1,462,329
Infinera Corp.*(a)	69,340	644,862
JDS Uniphase Corp.*	502,619	6,101,795
NETGEAR, Inc.*	13,260	425,779

		8,634,765

Computers & Peripherals — 2.0%
Apple, Inc.	34,780	19,340,115
Stratasys Ltd.*	27,303	3,215,474

		22,555,589

Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp.	270,062	2,406,252
URS Corp.	23,576	1,225,245

		3,631,497

Consumer Finance — 0.6%
Capital One Financial Corp.	92,457	6,622,695

Diversified Financial Services — 2.3%
Citigroup, Inc.	193,845	10,258,277
ING US, Inc.	163,487	5,712,236
JPMorgan Chase & Co.	174,207	9,968,125

		25,938,638

Diversified Telecommunication Services — 1.4%
Cogent Communications Group, Inc.	121,819	4,752,159
Frontier Communications Corp.(a)	391,781	1,833,535
Lumos Networks Corp.	32,276	744,285
Vivendi SA (France)	327,402	8,304,288

		15,634,267

Electric Utilities — 0.1%
ITC Holdings Corp.	18,299	1,655,694

Electrical Equipment — 0.1%
Polypore International, Inc.*(a)	42,301	1,606,592

Electronic Equipment & Instruments — 1.1%
Flextronics International Ltd. (Singapore)*	1,308,113	9,915,497

FLIR Systems, Inc.	49,667	1,473,620
Rogers Corp.*	28,633	1,798,439

		13,187,556

Energy Equipment & Services — 2.6%
Dresser-Rand Group, Inc.*	18,450	1,041,318
Dril-Quip, Inc.*	31,045	3,370,245
Halliburton Co.	176,436	9,294,648
National Oilwell Varco, Inc.	77,898	6,348,687
Schlumberger Ltd.	82,026	7,252,739
Superior Energy Services, Inc.*	88,272	2,249,171

		29,556,808

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	70,531	8,846,703
Harris Teeter Supermarkets, Inc.	20,933	1,033,672
Susser Holdings Corp.*(a)	24,902	1,594,226
United Natural Foods, Inc.*	25,275	1,740,184
Wal-Mart Stores, Inc.	50,504	4,091,329
Whole Foods Market, Inc.	144,126	8,157,532

		25,463,646

Food Products — 2.2%
Adecoagro SA (Argentina)*	186,602	1,559,993
Boulder Brands, Inc.*(a)	28,704	439,458
Bunge Ltd.	112,678	9,027,761
Hain Celestial Group, Inc. (The)*	55,151	4,560,436
Mondelez International, Inc. (Class A Stock)	296,496	9,941,511

		25,529,159

Healthcare Equipment & Supplies — 0.7%
DexCom, Inc.*	44,493	1,472,273
Insulet Corp.*	117,079	4,334,265
TearLab Corp.*(a)	110,778	1,037,990
West Pharmaceutical Services, Inc.	14,065	702,125

		7,546,653

Healthcare Providers & Services — 4.7%
Air Methods Corp.(a)	132,438	7,411,230
Bio-Reference Labs, Inc.*(a)	93,371	2,726,433
Centene Corp.*	49,485	2,955,739
Express Scripts Holding Co.*	144,888	9,758,207
Gentiva Health Services, Inc.*	74,955	925,694
HCA Holdings, Inc.	159,148	7,387,650
Healthways, Inc.*	101,735	1,425,307
Magellan Health Services, Inc.*	32,304	1,977,005
Molina Healthcare, Inc.*	49,292	1,656,211
MWI Veterinary Supply, Inc.*	12,937	2,356,733
Pharmerica Corp.*	36,329	820,309
Team Health Holdings, Inc.*	42,603	1,990,838
UnitedHealth Group, Inc.	92,700	6,904,296
Universal Health Services, Inc. (Class B Stock)	75,552	6,227,751

		54,523,403

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.*	33,745	884,119
Carnival Corp.	232,151	8,382,973
Cheesecake Factory, Inc. (The)	37,584	1,832,220
Domino’s Pizza, Inc.	9,452	653,417
Dunkin’ Brands Group, Inc.	146,711	7,185,905

International Game Technology	17,604	307,894
Penn National Gaming, Inc.*	75,484	1,089,989
Starbucks Corp.	98,100	7,991,226
Vail Resorts, Inc.	46,892	3,553,945

		31,881,688

Household Durables — 0.3%
D.R. Horton, Inc.(a)	46,411	922,651
Lennar Corp. (Class A Stock)(a)	8,667	309,932
Meritage Homes Corp.*	27,259	1,187,947
SodaStream International Ltd. (Israel)*(a)	9,241	531,173
Toll Brothers, Inc.*	22,119	754,258

		3,705,961

Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.*	381,772	7,219,309

Industrial Conglomerates — 0.3%
Siemens AG (Germany), ADR	29,209	3,859,093

Insurance — 3.2%
HCC Insurance Holdings, Inc.	19,270	886,035
MetLife, Inc.	193,528	10,100,226
Protective Life Corp.	144,767	6,945,921
StanCorp Financial Group, Inc.	32,470	2,081,652
Symetra Financial Corp.	338,288	6,484,981
White Mountains Insurance Group Ltd.	11,834	7,133,890
W.R. Berkley Corp.	70,819	3,101,164

		36,733,869

Internet & Catalog Retail — 3.8%
Amazon.com, Inc.*	52,400	20,625,688
ASOS PLC (United Kingdom)*	70,084	6,645,529
ASOS PLC, 144A (United Kingdom)*	7,012	664,894
priceline.com, Inc.*	12,469	14,867,163
Vitacost.com, Inc.*	188,899	1,084,280
zulily, Inc. (Class A Stock)*	7,245	253,503

		44,141,057

Internet Software & Services — 4.2%
Bankrate, Inc.*(a)	24,512	459,355
Brightcove, Inc.*	66,577	947,391
Cornerstone OnDemand, Inc.*	43,522	2,194,379
Facebook, Inc. (Class A Stock)*	243,198	11,432,738
Google, Inc. (Class A Stock)*	20,193	21,396,301
LinkedIn Corp. (Class A Stock)*	39,378	8,821,853
Millennial Media, Inc.*(a)	79,967	508,590
Pandora Media, Inc.*	34,623	983,293
Twitter, Inc.*(a)	29,236	1,215,341

		47,959,241

IT Services — 3.2%
DST Systems, Inc.	22,088	1,950,370
FleetCor Technologies, Inc.*	29,248	3,561,821
Gartner, Inc.*	31,104	2,010,874
Global Payments, Inc.	17,881	1,127,397
InterXion Holding NV (Netherlands)*	82,339	1,853,451
MasterCard, Inc. (Class A Stock)	30,144	22,933,857
Vantiv, Inc. (Class A Stock)*	114,153	3,458,836

		36,896,606

Life Sciences Tools & Services — 0.5%
Bruker Corp.*	23,503	454,548
Covance, Inc.*	7,893	666,011
Fluidigm Corp.*	143,496	4,560,303
PAREXEL International Corp.*	8,464	348,886

		6,029,748

Machinery — 2.5%
AGCO Corp.	21,578	1,257,566
CIRCOR International, Inc.	29,665	2,353,324
Colfax Corp.*	12,241	710,957
Crane Co.	34,739	2,164,587
IDEX Corp.	9,084	647,962
ITT Corp.	29,445	1,201,945
Lindsay Corp.(a)	18,891	1,443,083
Nordson Corp.	31,043	2,238,821
Oshkosh Corp.	8,968	437,190
RBC Bearings, Inc.*	53,038	3,627,269
Rexnord Corp.*	16,766	407,581
SPX Corp.	86,001	8,139,135
Terex Corp.*	48,034	1,744,595
Wabtec Corp.	14,295	986,355
Watts Water Technologies, Inc. (Class A Stock)	9,880	593,986
Woodward, Inc.	11,491	492,964

		28,447,320

Media — 3.0%
Cinemark Holdings, Inc.	121,126	3,995,947
Comcast Corp. (Class A Stock)	170,920	8,523,780
Imax Corp. (Canada)*(a)	49,351	1,521,491
Liberty Global PLC (United Kingdom) (Class C Stock)*	117,383	9,560,845
Walt Disney Co. (The)(a)	151,316	10,673,831

		34,275,894

Metals & Mining — 1.2%
Constellium NV (Netherlands) (Class A Stock)*	50,367	1,088,935
Goldcorp, Inc. (Canada)	201,344	4,522,186
Kinross Gold Corp. (Canada)	878,945	4,139,831
McEwen Mining, Inc.*(a)	412,475	837,324
Reliance Steel & Aluminum Co.	40,106	2,948,994

		13,537,270

Multiline Retail — 0.5%
J.C. Penney Co., Inc.*(a)	557,431	5,680,222

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	102,178	9,075,450
Bonanza Creek Energy, Inc.*	72,146	3,309,337
Denbury Resources, Inc.*	187,050	3,119,994
Hess Corp.	61,864	5,019,026
Marathon Oil Corp.	251,431	9,061,573
Noble Energy, Inc.	143,107	10,051,836
Occidental Petroleum Corp.	94,445	8,968,497
PDC Energy, Inc.*	30,482	1,795,695
Rosetta Resources, Inc.*	141,104	7,135,629
SemGroup Corp. (Class A Stock)	69,518	4,267,015
Suncor Energy, Inc. (Canada)	231,262	7,926,744
Targa Resources Corp.	53,066	4,303,122
Whiting Petroleum Corp.*	41,532	2,508,533
Williams Cos., Inc. (The)	198,336	6,985,394

		83,527,845

Personal Products — 1.5%
Avon Products, Inc.	396,701	7,073,179
Estee Lauder Cos., Inc. (The) (Class A Stock)	113,102	8,478,126
Herbalife Ltd. (Cayman Islands)(a)	19,305	1,345,172

		16,896,477

Pharmaceuticals — 5.3%
Actavis PLC*	59,314	9,672,334
Allergan, Inc.	63,409	6,153,843
Bristol-Myers Squibb Co.	133,803	6,874,798
Merck & Co., Inc.	154,001	7,673,870
Novo Nordisk A/S (Denmark), ADR	44,835	8,013,360
Pacira Pharmaceuticals, Inc.*(a)	82,855	4,572,767
Pfizer, Inc.	265,609	8,427,774
Sanofi (France), ADR	131,364	6,939,960
Teva Pharmaceutical Industries Ltd. (Israel), ADR	70,938	2,891,433

		61,220,139

Professional Services — 0.7%
Corporate Executive Board Co. (The)	42,470	3,127,066
Dun & Bradstreet Corp. (The)	9,467	1,106,219
FTI Consulting, Inc.*	13,252	595,147
Insperity, Inc.	10,142	357,506
Korn/Ferry International*	50,464	1,168,746
Robert Half International, Inc.	15,851	612,324
TrueBlue, Inc.*	42,153	1,076,588

		8,043,596

Real Estate Investment Trusts — 1.6%
Chatham Lodging Trust	29,147	600,137
Chimera Investment Corp.	192,165	566,887
Colony Financial, Inc.	131,516	2,659,254
CubeSmart	51,913	842,029
DCT Industrial Trust, Inc.	72,627	541,797
Extra Space Storage, Inc.	14,864	623,099
Hersha Hospitality Trust	301,225	1,726,019
MFA Financial, Inc.	706,059	5,147,170
Starwood Property Trust, Inc.	109,326	3,046,916
Summit Hotel Properties, Inc.	273,119	2,479,921

		18,233,229

Road & Rail — 1.3%
Canadian Pacific Railway Ltd. (Canada)	62,880	9,675,974
Heartland Express, Inc.	131,257	2,405,941
Roadrunner Transportation Systems, Inc.*	112,295	3,074,637

		15,156,552

Semiconductors & Semiconductor Equipment — 1.5%
ATMI, Inc.*	100,123	3,063,764
Cavium, Inc.*(a)	124,811	4,518,158
Cree, Inc.*(a)	14,223	793,643
Hittite Microwave Corp.*	39,440	2,493,791
Inphi Corp.*	35,285	441,063
Power Integrations, Inc.	90,645	4,845,882
Semtech Corp.*	41,260	1,226,247

		17,382,548

Software — 5.5%
BroadSoft, Inc.*	45,597	1,211,512
CA, Inc.	231,276	7,632,108
Cadence Design Systems, Inc.*(a)	148,074	1,961,981
CommVault Systems, Inc.*	27,750	2,077,088

Fortinet, Inc.*	28,777	492,087
Imperva, Inc.*	14,225	639,841
Infoblox, Inc.*	19,093	606,776
Jive Software, Inc.*(a)	154,395	1,712,241
Microsoft Corp.	279,715	10,665,533
NetSuite, Inc.*(a)	16,135	1,550,251
QLIK Technologies, Inc.*	117,915	2,957,308
Red Hat, Inc.*	110,981	5,199,460
Salesforce.com, Inc.*(a)	171,005	8,907,650
SolarWinds, Inc.*	44,572	1,490,488
Splunk, Inc.*	84,578	6,103,148
VMware, Inc. (Class A Stock)*(a)	75,288	6,070,471
Workday, Inc. (Class A Stock)*	53,487	4,404,654

		63,682,597

Specialty Retail — 4.2%
Abercrombie & Fitch Co. (Class A Stock)	16,160	553,965
Asbury Automotive Group, Inc.*	54,876	2,849,162
Bed Bath & Beyond, Inc.*	23,800	1,857,114
Chico’s FAS, Inc.	49,306	921,529
DSW, Inc. (Class A Stock)	75,376	3,379,106
Express, Inc.*	184,504	4,540,643
Foot Locker, Inc.	53,681	2,087,654
Group 1 Automotive, Inc.	8,628	590,587
Inditex SA (Spain), ADR	296,321	9,446,713
Mattress Firm Holding Corp.*(a)	105,436	3,914,839
Penske Automotive Group, Inc.	8,752	388,764
Pier 1 Imports, Inc.(a)	154,590	3,445,811
Restoration Hardware Holdings, Inc.*(a)	8,412	635,106
TJX Cos., Inc. (The)	191,936	12,068,936
Urban Outfitters, Inc.*	17,851	696,546
Williams-Sonoma, Inc.(a)	9,849	582,273

		47,958,748

Textiles, Apparel & Luxury Goods — 3.7%
Deckers Outdoor Corp.*(a)	35,868	2,964,132
Hanesbrands, Inc.	6,023	422,212
Michael Kors Holdings Ltd.*	143,661	11,715,555
NIKE, Inc. (Class B Stock)	145,366	11,504,265
Oxford Industries, Inc.	4,693	352,914
Prada SpA (Italy)	890,277	8,594,230
Quiksilver, Inc.*(a)	70,057	623,507
Ralph Lauren Corp.	25,282	4,430,165
Wolverine World Wide, Inc.	43,691	1,437,871

		42,044,851

Thrifts & Mortgage Finance — 0.1%
Provident Financial Services, Inc.	42,203	825,069
WSFS Financial Corp.	5,401	410,152

		1,235,221

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*(a)	24,478	2,104,618

Water Utilities — 0.3%
American States Water Co.	58,993	1,721,416
Aqua America, Inc.	90,063	2,167,816

		3,889,232

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.*	891,524	2,264,471
NTELOS Holdings Corp.	32,286	691,243
SBA Communications Corp. (Class A Stock)*(a)	63,513	5,409,390

		8,365,104

TOTAL LONG-TERM INVESTMENTS (cost $778,795,042)		1,148,547,707

SHORT-TERM INVESTMENT — 7.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $84,078,700; includes $80,749,871 of cash collateral for securities on loan)(b)(c)	84,078,700	84,078,700

TOTAL INVESTMENTS — 107.1% (cost $862,873,742)(d)		1,232,626,407
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(81,389,419)

NET ASSETS — 100.0%		$1,151,236,988

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,671,026; cash collateral of $80,749,871 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$875,602,065

Appreciation	379,179,284
Depreciation	(22,154,942)

Net Unrealized Appreciation	$357,024,342

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,124,338,766	$24,208,941	$—
Affiliated Money Market Mutual Fund	84,078,700	—	—

Total	$1,208,417,466	$24,208,941	$—

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.